Subsequent event (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Subsequent event
Undistributed earning	¥ 6,436,946		$ 906,625	¥ 5,604,954
Board of Directors Chairman
Subsequent event
Undistributed earning	1,018,000		143,400
Board of Directors Chairman | CHINA
Subsequent event
Undistributed earning	509,000		$ 71,700
Distribute cash dividends	¥ 509,000	$ 71,700
Dividend payable	¥ 1.55